PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 44,765	$ 40,127
Accumulated depreciation	36,630	33,878
Deprecated cost	8,135	6,249
Depreciation	2,752	2,203	$ 2,191
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	17,548	16,038
Accumulated depreciation	14,548	13,273
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	22,374	20,680
Accumulated depreciation	20,145	19,039
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,356	1,197
Accumulated depreciation	659	598
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,557	2,212
Accumulated depreciation	1,162	968
Lease equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	930
Accumulated depreciation	$ 116